Related party transactions - Revolving credit facility (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revolving credit facility due to owners and affiliates - non-current portion	$ 18,465	$ 8,792